Fair Value Measurements	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements

Note 4 – Fair Value Measurements

The Company’s financial instruments include its money market accounts (included as part of cash and cash equivalents), accounts receivable, accounts payable, common stock warrant liabilities (i.e. Convert Warrants and SVB Warrants), pre-funded warrant liabilities (i.e. PIPE Pre-funded Warrants), and convertible notes payables (i.e. Convertible Securities Notes and Legacy Adagio Convertible Notes). The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The convertible notes, common stock warrant liabilities, and pre-funded warrant liabilities are carried at fair value.

Assets and liabilities recognized at fair value on a recurring basis in the condensed consolidated balance sheets consists of cash equivalents, common stock warrant liabilities, pre-funded warrant liabilities, and convertible notes payables. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

September 30, 2024 (Successor)	Level 1	Level 2	Level 3
Assets:
Money market account	$27,298	$—	$—
Liabilities:
Convertible Securities Notes	$—	$—	$13,750
Convert Warrants	$—	$—	$743
PIPE Pre-funded Warrants	$—	$—	$1,722

December 31, 2023 (Predecessor)	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Legacy Adagio Convertible Notes	$—	$—	$36,430
SVB Warrants	$—	$—	$78

There were no transfers made among the three levels in the fair value hierarchy for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor) and for the year ended December 31, 2023 (Predecessor).

Legacy Adagio Convertible Notes (Predecessor)

On October 27, 2022, Legacy Adagio entered into a note purchase agreement with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Upon the consummation of the Business Combination, the principal and the accrued interest of the October 2022 Convertible Notes were converted into shares of Legacy Adagio common stock. Further, on the Closing Date, Legacy Adagio common stock was converted to the Company’s Common Stock based on the exchange ratio set forth in the Business Combination Agreement. Refer to Note 9- Debt for details.

On April 4, 2023, Legacy Adagio issued a $5.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, Legacy Adagio obtained the right to issue up to $10.0 million in additional convertible promissory notes. On February 13, 2023, November 28, 2023 and February 13, 2024, the April 2023 Convertible Notes were amended. Prior to the Closing Date, the total of $15.0 million convertible promissory note has been drawn by Legacy Adagio.

On November 28, 2023, Legacy Adagio issued a $2.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, Legacy Adagio obtained the right to issue up to $6.0 million in additional convertible promissory notes (“Delayed Draw Commitment”). On December 13, 2023, December 28, 2023, and February 13, 2024, the November 2023 Convertible Notes were amended. Prior to the Closing Date, the total of $8.0 million convertible promissory note has been drawn by Legacy Adagio.

On February 13, 2024, Legacy Adagio issued a $7.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The 2024 Bridge Financing Note accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $7.0 million convertible promissory note has been drawn by Legacy Adagio. Upon the consummation of the Business Combination, the 2024 Bridge Financing Note of $7.0 million converted into $7.0 million of the Company’s Convertible Securities Notes and 525,000 Convert Warrants. Refer to Note 9- Debt for details.

On May 21, 2024, Legacy Adagio issued a $3.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The May 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $3.0 million convertible promissory note has been drawn by Legacy Adagio.

On June 25, 2024, Legacy Adagio issued a $2.5 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. The June 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $2.5 million convertible promissory note has been drawn by Legacy Adagio.

On July 23, 2024, Legacy Adagio issued a $1.0 million convertible promissory note to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. It accrues simple interest at eight percent (8.0%) per annum. Prior to the Closing Date, the total of $1.0 million convertible promissory note has been drawn by Legacy Adagio.

Upon the consummation of the Business Combination, the principal of Bridge Financing Notes along with its accrued but unpaid interest, was converted into the shares of the Company’s Common Stock and Base Warrants as part of the PIPE Financing. Refer to Note 9- Debt for details.

The Company measures Legacy Adagio Convertible Notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy.

In determining the fair value of the Legacy Adagio Convertible Notes as of December 31, 2023, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security.

The Company calculated the estimated fair value of convertible promissory notes as of December 31, 2023 using the following assumptions:

As of December 31, 2023	Discount rate	Expected Term (years)	Risk-Free interest rate	Volatility
October 2022 Convertible Notes	36.8%	0.33	5.4%	110%
April 2023 Convertible Notes	30.6%	0.33	5.4%	110%
November 2023 Convertible Notes	30.6%	0.33	5.4%	110%

In determining the fair value of the Legacy Adagio Convertible Notes as of July 31, 2024 prior to the Closing, the Company used the observed closing stock price of ARYA as of July 31, 2024 multiplied by the actual number of shares that the Legacy Adagio Convertible Notes converted into.

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the year ended December 31, 2023 (Predecessor) (in thousands):

Year ended December 31, 2023 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$9,500	$—	$3,061	$12,561
April 2023 Convertible Notes	—	15,000	(243)	14,757
November 2023 Convertible Notes	—	5,000	4,112	9,112

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the period from January 1, 2024 to July 30, 2024 (Predecessor) (in thousands):

Period from January 1 to July 30, 2024 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$12,561	$—	$(4,304)	$8,257
April 2023 Convertible Notes	14,757	—	3,378	18,135
November 2023 Convertible Notes	9,112	3,000	(2,373)	9,739
February 2024 Convertible Notes	—	7,000	(256)	6,744
May 2024 Convertible Notes	—	3,000	685	3,685
June 2024 Convertible Notes	—	2,500	577	3,077
July 2024 Convertible Notes	—	1,000	233	1,233

Convertible Securities Notes (Successor)

On July 31, 2024, the Company issued the $20.0 million Convertible Securities Notes to Convert Investor having a maturity of three years and nine months after the Closing. The interest is accrued by quarterly compounding based on a 13% interest rate per annum. The Company received the funding from the Convertible Securities Notes as at the Closing. Refer to Note 9- Debt for details.

The Company measures the Convertible Securities Notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy.

The Company utilized the binomial lattice model to value the Convertible Securities Notes at the Closing Date and as of September 30, 2024. The following table summarizes the significant inputs as of the valuation dates:

Convertible Securities Notes

	July 31. 2024	September 30, 2024
Stock price	$6.64	$2.58
Discount rate	25.8%	25.4%
Expected Term (years)	3.75	3.58
Risk-Free interest rate	4.01%	3.55%
Volatility	60%	80%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

Convertible Securities Notes - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$17,005
Additions	—
Fair value measurement adjustments	(3,255)
Balance (end of period)	$13,750

Warrant Liabilities (Predecessor)

i.Series E Pre-funded Warrants

On June 25, 2024, the Legacy Adagio issued to certain investor the Series E Pre-funded Warrants to purchase the Legacy Adagio’s Series E Preferred Stock, in exchange of the investor’s existing holding of Series E Preferred Stock. The exercise price of the pre-funded warrants is $0.001 per warrant share. The Company measured the pre-funded warrants at fair value based on the indicated fair value of Series E Preferred Stock, which is not observable in the market. The measurement caused the pre-funded warrant to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the pre-funded warrants were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss). Refer to Note 10-Warrants for additional information.

The fair value of the Series E Pre-funded Warrants is based on the fair value of the Series E Preferred Stock minus the exercise price. As of June 30, 2024, the Company estimated the fair value of the Series E Preferred Stock by applying a conversion factor of 1.08 to the indicated fair value of Legacy Adagio common stock.

As of July 31, 2024 prior to the Closing, the Company estimated the fair value of Series E Pre-funded Warrants based on the observed closing stock price of ARYA as of July 31, 2024 multiplied by the actual number of shares that the Series E Pre-funded Warrants converted into. The estimated fair value of the Series E Pre-funded Warrants as of June 30, 2024 and July 31, 2024 prior to the Closing is $0.3 million and $0.2 million, respectively. The change in fair value for the period from July 1, 2024 to July 30, 2024 (Predecessor) is $0.1 million.

Upon the consummation of the Business Combination, the Series E Pre-funded Warrants were automatically cancelled and extinguished and converted into shares of the Company’s Common Stock based on the exchange ratio set forth in the Business Combination Agreement.

ii.SVB Warrants

On February 3, 2023, in conjunction with the Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB Term Loan”), Legacy Adagio issued Initial Warrants to purchase shares of common stock of the Company, and a contingent right to obtain an additional share of the common stock upon the non-occurrence of the Interest Only Milestone (as defined below). The Company measured SVB Warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the common stock warrants related to updated assumptions and estimates were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss).

The SVB Warrants were not material as of December 31, 2023 (Predecessor) and there were no material changes in fair value for the periods from July 1, 2024 to July 30, 2024 (Predecessor), January 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor).

The SVB Warrants were terminated prior to the consummation of the Business Combination as the fair market value of Legacy Adagio common stock is lower than the warrant exercise price before the Closing. Refer to Note 10- Warrants for additional information.

Warrant Liabilities (Successor)

i.Convert Warrants

On July 31, 2024, the Company issued 1,500,000 Convert Warrants in connection with the issuance of the $20.0 million Convertible Securities Notes. Refer to Note 10- Warrants for additional information.

As set forth in the agreement of the Convertible Securities Notes, the Convert Warrants are exercisable on a cashless basis or on a gross basis for one share of the Company’s Common Stock at $24.0 per share, subject to adjustments. The Company may be required to cash settle the Convert Warrants when it fails to timely deliver shares to the holder who exercises the Convert Warrants or upon the occurrence of a fundamental transaction. It is determined that the Convert Warrants do not meet the equity classification requirements under ASC 815 as the Covert Warrants may require cash settlement outside of the Company’s control upon a failure of timely delivery of shares or a fundamental transaction, and therefore the Convert Warrants are accounted for as derivative liabilities, and measured at fair value both initially and subsequently with changes in fair value recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss).

The Convert Warrants are classified as Level 3 measurements within the fair value hierarchy. The Company utilized the Black-Scholes Merton option model to value the Convertible Securities Notes at the Closing Date and as of September 30, 2024. The following table summarizes the significant inputs as of the valuation dates:

Convert Warrants

	July 31. 2024	September 30, 2024
Common stock price	$6.64	$2.58
Expected Volatility	55.0%	62.5%
Risk Free rate	3.96%	3.63%
Expected dividend yield	0%	0%
Expected term (years)	7.0	6.83

The following table presents changes in the Level 3 Convert Warrants measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

Convert Warrants - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$2,996
Additions	—
Fair value measurement adjustments	(2,253)
Balance (end of period)	$743

ii.PIPE Pre-funded Warrants

On July 31, 2024, the Company issued 670,000 pre-funded warrants in exchange for cash proceeds in PIPE Financing to certain Other PIPE Investors (“PIPE Pre-funded Warrants”). Refer to Note 10-Warrants for additional information.

As set forth in the agreement of the PIPE Pre-funded Warrants, the PIPE Pre-funded Warrants are exercisable on a cashless basis or on a gross basis for one share of the Company’s Common Stock at $0.01 per share, subject to adjustments. The Company may be required to cash settle the PIPE Pre-funded Warrants when it fails to timely deliver shares to the holder who exercises the PIPE Pre-funded Warrants or upon the occurrence of a fundamental transaction. It is determined that the PIPE Pre-funded Warrants do not meet the equity classification requirements under ASC 815 as the PIPE Pre-funded Warrants may require cash settlement outside of the Company’s control upon a failure of timely delivery of shares or a fundamental transaction, and therefore the PIPE Pre-funded Warrants are accounted for as derivative liabilities, and measured at fair value both initially and subsequently with changes in fair value recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive income (loss).

The PIPE Pre-funded Warrants are classified as Level 3 measurements within the fair value hierarchy. The fair value of the PIPE Pre-funded Warrants is based on the fair value of the Company’s Common Stock minus the exercise price.

The following table presents changes in the Level 3 PIPE Pre-funded Warrants measured at fair value for the periods from July 31, 2024 to September 30, 2024 (Successor) (in thousands):

PIPE Pre-funded Warrants - July 31, 2024 to September 30, 2024 (Successor)

Balance (beginning of period)	$4,442
Additions	—
Fair value measurement adjustments	(2,720)
Balance (end of period)	$1,722

Adagio Medical Inc
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company’s financial instruments include its money market accounts (included as part of cash and cash equivalents), accounts receivable, accounts payable, common stock warrant liabilities, pre-funded warrant liabilities, and convertible notes payables. The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The convertible notes, common stock warrant liabilities, and pre-funded warrant liabilities are carried at fair value.

Assets and liabilities recognized at fair value on a recurring basis in the condensed consolidated balance sheets consists of cash equivalents, common stock warrant liabilities, pre-funded warrant liabilities, and convertible notes payables. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

			Level 3
June 30, 2024 (Unaudited)	Level 1	Level 2	(As Restated)
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$47,964
Common stock warrant liabilities	$—	$—	$64
Pre-funded warrant liabilities	$—	$—	$353

			Level 3
December 31, 2023	Level 1	Level 2	(As Restated)
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$36,430
Common stock warrant liabilities	$—	$—	$78

There were no transfers made among the three levels in the fair value hierarchy for the six months ended June 30, 2024 and for the year ended December 31, 2023.

Convertible promissory notes

On October 27, 2022, the Company entered into a note purchase agreement with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Refer to Note 8-Debt for details.

On April 4, 2023, the Company issued a $5.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $10.0 million in additional convertible promissory notes. On February 13, 2023, November 28, 2023 and February 13, 2024, the April 2023 Convertible Notes were amended. As of June 30, 2024, the total of $15.0 million convertible promissory note has been drawn by the Company. Refer to Note 8-Debt for details.

On November 28, 2023, the Company issued a $2.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $6.0 million in additional convertible promissory notes (“Delayed Draw Commitment”). On December 13, 2023, December 28, 2023, and February 13, 2024, the November 2023 Convertible Notes were amended. As of June 30, 2024, the total of $8.0 million convertible promissory note has been drawn by the Company. Refer to Note 8-Debt for details.

On February 13, 2024, the Company issued a $7.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The February 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. As of June 30, 2024, the total of $7.0 million convertible promissory note has been drawn by the Company. Refer to Note 8-Debt for details.

On May 21, 2024, the Company issued a $3.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The May 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. As of June 30, 2024, the total of $3.0 million convertible promissory note has been drawn by the Company. Refer to Note 8-Debt for details.

On June 25, 2024, the Company issued a $2.5 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The June 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. As of June 30, 2024, the total of $2.5 million convertible promissory note has been drawn by the Company. Refer to Note 8-Debt for details.

The Company measures the October 2022 Convertible Notes, the April 2023 Convertible Notes, the November 2023 Convertible Notes, the February 2024 Convertible Notes, the May 2024 Convertible Notes, and the June 2024 Convertible Notes (collectively, “Convertible Notes”) at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the Convertible Notes related to updated assumptions and estimates were recognized as convertible notes fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

In determining the fair value of the Convertible Notes as of June 30, 2024, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security.

The Company calculated the estimated fair value of convertible promissory notes as of June 30, 2024 using the following assumptions:

		Expected
		Term	Risk-Free
As of June 30, 2024 (Unaudited)	Discount rate	(years)	interest rate	Volatility
October 2022 Convertible Notes	38.70%	0.04	5.50%	385%
April 2023 Convertible Notes	31.90%	0.04	5.50%	385%
November 2023 Convertible Notes	31.90%	0.04	5.50%	385%
February 2024 Convertible Notes	31.90%	0.04	5.50%	385%
May 2024 Convertible Notes	31.90%	0.04	5.50%	385%
June 2024 Convertible Notes	31.90%	0.04	5.50%	385%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods ended June 30, 2024 and December 31, 2023, respectively (in thousands):

	Balance		Fair value	Balance
	(beginning of		measurement	(end of
	period)		adjustments	period)
Six months ended June 30, 2024 (Unaudited)	(As Restated)	Additions	(As Restated)	(As Restated)
October 2022 Convertible Notes	$12,561	$—	$250	$12,811
April 2023 Convertible Notes	14,757	—	114	$14,871
November 2023 Convertible Notes	9,112	3,000	(4,114)	$7,998
February 2024 Convertible Notes	—	7,000	(217)	$6,783
May 2024 Convertible Notes	—	3,000	—	$3,000
June 2024 Convertible Notes	—	2,500	1	$2,501

			Fair value	Balance
	Balance		measurement	(end of
	(beginning of		adjustments	period)
Year ended December 31, 2023	period)	Additions	(As Restated)	(As Restated)
October 2022 Convertible Notes	$9,500	$—	$3,061	$12,561
April 2023 Convertible Notes	—	15,000	(243)	$14,757
November 2023 Convertible Notes	—	5,000	4,112	$9,112

Common Stock Warrant Liabilities

The Company measured its common stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the common stock warrants related to updated assumptions and estimates were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

The Company calculated the estimated fair value of common stock warrant liabilities as of June 30, 2024, using the following assumptions:

June 30, 2024
(Unaudited)
Expected Volatility	115% - 385%
Risk Free rate	4.3% - 5.4%
Expected dividend yield	0.0%
Expected term (years)	0.3 - 8.6

The following table presents changes in the Level 3 warrant liabilities measured at fair value for the six months ended June 30, 2024 and year ended December 31, 2023, respectively (in thousands):

Six months ended June 30, 2024 (Unaudited)	Common Stock Warrant Liabilities
Balance (beginning of period)	$78
Additions	—
Fair value measurement adjustments	(14)
Balance (end of period)	$64

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78

Pre-funded Warrant Liabilities

On June 25, 2024, the Company issued to certain investor the pre-funded warrants to purchase the Company’s Series E Preferred Stock, in exchange of the investor’s existing holding of Series E Preferred Stock. The exercise price of the pre-funded warrants is $0.001 per warrant share. The Company measured the pre-funded warrants at fair value based on the indicated fair value of Series E Preferred Stock, which is not observable in the market. The measurement caused the pre-funded warrant to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the pre-funded warrants were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

As of June 30, 2024, the Company estimated the fair value of Series E Preferred Stock by applying a conversion factor of 1.08 to the indicated fair value of Adagio common stock. Refer to Note 9  —  Warrants for additional information related to the pre-funded warrants.

Note 4 — Fair Value Measurements

The Company’s financial instruments include its money market accounts (included as part of cash and cash equivalents), accounts receivable, accounts payable, common stock warrant liabilities, and convertible notes payables. The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The convertible notes and common stock warrant liabilities are carried at fair value.

Assets and liabilities recognized at fair value on a recurring basis in the consolidated balance sheets consists of cash equivalents, common stock warrant liabilities, and convertible notes payables. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

			Level 3
December 31, 2023	Level 1	Level 2	(As Restated)
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$36,430
Common stock warrant liabilities	$—	$—	$78

December 31, 2022	Level 1	Level 2	Level 3
Assets:
Money market account	$90	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$9,500

There were no transfers made among the three levels in the fair value hierarchy for the years ended December 31, 2023 and 2022.

Convertible promissory notes

On October 27, 2022, the Company entered into a note purchase agreement with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum. On April 4, 2023 and November 28, 2023, the October 2022 Convertible Notes were amended. Refer to Note 8  —  Debt for details.

On April 4, 2023, the Company issued a $5.0 million convertible promissory note that matures on the later of January 5, 2024, or the occurrence of certain events. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $10.0 million in additional convertible promissory notes available beginning one month after April 4, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. On November 28, 2023, the April 2023 Convertible Notes were amended. Refer to Note 8  —  Debt for details.

On November 28, 2023, the Company issued a $2.0 million convertible promissory note that matures on the later of January 5, 2024, or the occurrence of certain events. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $6.0 million in additional convertible promissory notes (“Delayed Draw Commitment”) available beginning one month after November 28, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. On December 13, 2023 and December 28, 2023, the November 2023 Convertible Notes were amended. Refer to Note 8  —  Debt for details.

The Company measures the October 2022 Convertible Notes, April 2023 Convertible Notes, and November 2023 Convertible Notes (collectively, “Convertible Notes”) at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the Convertible Notes related to updated assumptions and estimates were recognized as convertible notes fair value adjustment within the consolidated statements of operations and comprehensive loss.

In determining the fair value of the Convertible Notes as of December 31, 2023, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security.

The Company calculated the estimated fair value of convertible promissory notes as of December 31, 2023 using the following assumptions:

October 2022 Convertible Notes	December 31, 2023
Discount rate	$36.8%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

April 2023 Convertible Notes	December 31, 2023
Discount rate	$30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

November 2023 Convertible Notes	December 31, 2023
Discount rate	$30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the years ended December 31, 2023 and 2022, respectively (in thousands):

	October 2022	April 2023	November 2023
	Convertible Notes	Convertible Notes	Convertible Notes
Year ended December 31, 2023	(As Restated)	(As Restated)	(As Restated)
Balance (beginning of year)	$9,500	$—	$—
Additions	—	15,000	5,000
Fair value measurement adjustments (As Restated)	3,061	(243)	4,112
Balance (end of year)	$12,561	$14,757	$9,112

October 2022
Year ended December 31, 2022	Convertible Notes
Balance (beginning of year)	$—
Additions	9,500
Fair value measurement adjustments	—
Balance (end of year)	$9,500

Common Stock Warrant Liabilities

The Company measured its common stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the common stock warrants related to updated assumptions and estimates were recognized as warrant liabilities fair value adjustment within the consolidated statements of operations and comprehensive loss.

The Company calculated the estimated fair value of common stock warrant liabilities as of December 31, 2023, using the following assumptions:

December 31, 2023
Expected Volatility	60%‑110%
Risk Free rate	3.8%‑5.0%
Expected dividend yield	—%
Expected term (years)	0.8‑9.1

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78